Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
Overview

As required by Item 402(v) of Regulation S-K (“Item 402(v)”), we are providing certain disclosure regarding executive compensation for our former Chief Executive Officer (the “CEO”) and our other NEOs as a group (collectively, the “non-CEO NEOs”) on an average basis, as well as certain performance measures, for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020. Amounts for Compensation Actually Paid (“CAP”) in the tables below have been calculated in accordance with Item 402(v) and do not represent amounts actually earned by or paid to our CEO and non-CEO NEOs for the fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.
A substantial portion of the amounts reported in the Compensation Actually Paid columns in the tables below relates to changes in the fair value of unvested IAC equity awards over the course of the relevant fiscal year and fiscal year over fiscal year. The fair value of such awards changes as the market price of IAC common stock changes, and the vesting of such awards is subject to continued service through the applicable vesting dates (and in the case of Mr. Levin only, the satisfaction of certain IAC stock price targets).
The valuation assumptions and methodologies, as applicable, used to calculate the fair value of Angi equity awards as of the end of each fiscal year did not materially differ from those used to calculate the value of such awards as of the applicable grant date. The fair value of outstanding IAC equity awards at vesting is calculated by multiplying the closing price of IAC common stock on the vesting date by the number of awards so vesting.
Pay Versus Performance Table

Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($)	Value of Initial Fixed $100 Investment based on:		GAAP Net (Loss) Earnings
					Company TSR(5) ($)	Peer Group TSR(5) ($)
2024	$4,975,418	$(17,284,582)	$4,009,151	$1,948,047	$103.48	$307.93	$(539,897,000)
2023	$5,040,756	$16,132,356	$5,008,736	$6,606,274	$125.65	$222.87	$265,942,000
2022	$4,477,703	$(156,075,397)	$7,730,392	$(9,642,661)	$106.50	$133.55	$(1,170,170,000)
2021	$5,365,063	$(93,995,837)	$2,798,740	$(5,183,712)	$313.54	$204.24	$597,547,000
2020	$202,403,426	$333,730,467	$32,166,360	$40,668,833	$302.20	$148.89	$269,726,000

(1)
Represents the amount of total compensation reported for Mr. Levin for each fiscal year in the Total column of the Summary Compensation Table. Mr. Levin served as CEO from June 2015 through March 31, 2025.

(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for Mr. Levin for each applicable fiscal year in the Total column of the Summary Compensation Table to arrive at CAP:

Year	Summary Compensation Table Total for CEO ($)	Minus Reported Value of Equity Awards for CEO ($)	(Minus) Plus Equity Award Adjustments for CEO ($)(x)	Compensation Actually Paid to CEO ($)
2024	$4,975,418	—	$(22,260,000)	$(17,284,582)
2023	$5,040,756	—	$11,091,600	$16,132,356
2022	$4,477,703	—	$(160,553,100)	$(156,075,397)
2021	$5,365,063	—	$(99,360,900)	$(93,995,837)
2020	$202,403,426	$196,080,294	$327,407,335	$333,730,467

(x)
Represents adjustments to Mr. Levin’s IAC equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2024	—	$(22,260,000)	—	—	—	$(22,260,000)
2023	—	$11,091,600	—	—	—	$11,091,600
2022	—	$(160,553,100)	—	—	—	$(160,553,100)
2021	—	$(99,360,900)	—	—	—	$(99,360,900)
2020	$311,192,400	$(45,322,181)	—	$61,537,116	—	$327,407,335

(3)
Represents the average of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table (and, in the case of former non-CEO NEOs, in the Total column of the Summary Compensation Table in prior years’ proxy statements). The names of each non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2024, Messrs. Diller, Halpin and Kaufman and Ms. Handler, (ii) for 2023, Messrs. Diller and Halpin. Ms. Handler and our former Executive Vice President and Chief Strategy Officer, Mark Stein, (iii) for 2022, Messrs. Diller, Halpin and Stein and Ms. Handler, (iv) for 2021, Messrs. Diller and Stein, Ms. Handler and our former Executive Vice President and Chief Financial Officer, Glenn H. Schiffman, and (iv) for 2020, Messrs. Diller, Schiffman and Stein and our former Executive Vice President and General Counsel, Gregg Winiarski.

(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table (and in the case of former non-CEO NEOs, in the Total column of the Summary Compensation Table in prior years’ proxy statements) to arrive at CAP:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	(Minus) Plus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(y) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	$4,009,151	$(1,499,992)	$(561,113)	$1,948,047
2023	$5,008,736	$2,624,988	$4,222,526	$6,606,274
2022	$7,730,392	$6,249,975	$(11,123,079)	$(9,642,661)
2021	$2,798,740	$562,484	$(7,419,968)	$(5,183,712)
2020	$32,166,360	$28,735,300	$37,237,773	$40,668,833
(y)
Represents adjustments to the non-CEO NEOs’ IAC equity awards pursuant to Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2024	$1,240,361	$(1,805,228)	—	$3,754	—	$(561,113)
2023	$2,588,908	$1,577,648	—	$55,970	—	$4,222,526
2022	$2,157,174	$(13,289,474)	—	$9,222	—	$(11,123,079)
2021	$581,986	$(8,019,698)	—	$17,744	—	$(7,419,968)
2020	$30,613,635	$(19,857,568)	—	$26,481,707	—	$37,237,773

(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of IAC common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules, the “Industry Index”), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through the end of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)
Represents the amount of total compensation reported for Mr. Levin for each fiscal year in the Total column of the Summary Compensation Table. Mr. Levin served as CEO from June 2015 through March 31, 2025.
(3)
Represents the average of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table (and, in the case of former non-CEO NEOs, in the Total column of the Summary Compensation Table in prior years’ proxy statements). The names of each non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2024, Messrs. Diller, Halpin and Kaufman and Ms. Handler, (ii) for 2023, Messrs. Diller and Halpin. Ms. Handler and our former Executive Vice President and Chief Strategy Officer, Mark Stein, (iii) for 2022, Messrs. Diller, Halpin and Stein and Ms. Handler, (iv) for 2021, Messrs. Diller and Stein, Ms. Handler and our former Executive Vice President and Chief Financial Officer, Glenn H. Schiffman, and (iv) for 2020, Messrs. Diller, Schiffman and Stein and our former Executive Vice President and General Counsel, Gregg Winiarski.

Peer Group Issuers, Footnote
(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of IAC common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules, the “Industry Index”), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through the end of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 4,975,418	$ 5,040,756	$ 4,477,703	$ 5,365,063	$ 202,403,426
PEO Actually Paid Compensation Amount	$ (17,284,582)	16,132,356	(156,075,397)	(93,995,837)	333,730,467
Adjustment To PEO Compensation, Footnote
(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for Mr. Levin for each applicable fiscal year in the Total column of the Summary Compensation Table to arrive at CAP:
Year	Summary Compensation Table Total for CEO ($)	Minus Reported Value of Equity Awards for CEO ($)	(Minus) Plus Equity Award Adjustments for CEO ($)(x)	Compensation Actually Paid to CEO ($)
2024	$4,975,418	—	$(22,260,000)	$(17,284,582)
2023	$5,040,756	—	$11,091,600	$16,132,356
2022	$4,477,703	—	$(160,553,100)	$(156,075,397)
2021	$5,365,063	—	$(99,360,900)	$(93,995,837)
2020	$202,403,426	$196,080,294	$327,407,335	$333,730,467

(x)
Represents adjustments to Mr. Levin’s IAC equity awards shown in the table above in accordance with Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2024	—	$(22,260,000)	—	—	—	$(22,260,000)
2023	—	$11,091,600	—	—	—	$11,091,600
2022	—	$(160,553,100)	—	—	—	$(160,553,100)
2021	—	$(99,360,900)	—	—	—	$(99,360,900)
2020	$311,192,400	$(45,322,181)	—	$61,537,116	—	$327,407,335

Non-PEO NEO Average Total Compensation Amount	$ 4,009,151	5,008,736	7,730,392	2,798,740	32,166,360
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,948,047	6,606,274	(9,642,661)	(5,183,712)	40,668,833
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table (and in the case of former non-CEO NEOs, in the Total column of the Summary Compensation Table in prior years’ proxy statements) to arrive at CAP:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	(Minus) Plus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(y) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	$4,009,151	$(1,499,992)	$(561,113)	$1,948,047
2023	$5,008,736	$2,624,988	$4,222,526	$6,606,274
2022	$7,730,392	$6,249,975	$(11,123,079)	$(9,642,661)
2021	$2,798,740	$562,484	$(7,419,968)	$(5,183,712)
2020	$32,166,360	$28,735,300	$37,237,773	$40,668,833
(y)
Represents adjustments to the non-CEO NEOs’ IAC equity awards pursuant to Item 402(v), which were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2024	$1,240,361	$(1,805,228)	—	$3,754	—	$(561,113)
2023	$2,588,908	$1,577,648	—	$55,970	—	$4,222,526
2022	$2,157,174	$(13,289,474)	—	$9,222	—	$(11,123,079)
2021	$581,986	$(8,019,698)	—	$17,744	—	$(7,419,968)
2020	$30,613,635	$(19,857,568)	—	$26,481,707	—	$37,237,773

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures

All NEOs are generally eligible for annual cash bonuses and long-term incentives on a discretionary basis. For the fiscal years covered in the tables above, IAC’s executive compensation program did not link compensation to be paid to our NEOs to the achievement of one or more specified financial performance measures, nor did it rely on other formulaic or other arithmetic approaches to determine such compensation. See Compensation Discussion and Analysis for more information on annual cash bonuses paid for 2024 performance and equity awards granted to our NEOs in 2024.

Total Shareholder Return Amount	$ 103.48	125.65	106.5	313.54	302.2
Peer Group Total Shareholder Return Amount	307.93	222.87	133.55	204.24	148.89
Net Income (Loss)	$ (539,897,000)	265,942,000	(1,170,170,000)	597,547,000	269,726,000
PEO Name	Mr. Levin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(196,080,294)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,260,000)	11,091,600	(160,553,100)	(99,360,900)	327,407,335
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					311,192,400
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,260,000)	11,091,600	(160,553,100)	(99,360,900)	(45,322,181)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					61,537,116
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,499,992)	(2,624,988)	(6,249,975)	(562,484)	(28,735,300)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(561,113)	4,222,526	(11,123,079)	(7,419,968)	37,237,773
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,240,361	2,588,908	2,157,174	581,986	30,613,635
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,805,228)	1,577,648	(13,289,474)	(8,019,698)	(19,857,568)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,754	55,970	9,222	17,744	26,481,707
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount